Stock-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2022
Share-based Payment Arrangement [Abstract]
Schedule of Stock-Based Compensation Expense
Total stock-based compensation expense consists of the following:

	Years Ended 31 March
(Millions of US dollars)	2022	2021	2020
Liability Awards	$3.2	$21.7	$2.8
Equity Awards	9.0	18.0	10.3
Total stock-based compensation expense	$12.2	$39.7	$13.1

Summary of Stock Options Available for Grant
The following table summarizes the Company’s shares available for grant as options, RSUs or other equity instruments under the LTIP and 2001 Plan:

Shares Available for Grant
Balance at 31 March 2020	22,944,379
Granted	(856,756)
Balance at 31 March 2021	22,087,623
Granted	(597,927)
Balance at 31 March 2022	21,489,696

Restricted Stock Unit Activity
The following table summarizes the Company’s RSU activity:

(Units)	Service Vesting (2001 Plan)	Performance Vesting (LTIP)	Market Conditions (LTIP)	Total	Weighted Average Fair Value at Grant Date (A$)
Outstanding at 31 March 2020	520,632	864,165	1,777,640	3,162,437	14.64
Granted	371,806	190,376	294,574	856,756	26.56
Vested	(245,385)	(174,356)	(722,156)	(1,141,897)	13.03
Forfeited	(53,567)	(153,897)	(63,136)	(270,600)	17.05
Outstanding at 31 March 2021	593,486	726,288	1,286,922	2,606,696	19.01
Granted	233,443	141,015	223,469	597,927	41.73
Vested	(313,641)	(248,202)	(565,878)	(1,127,721)	14.96
Forfeited	(98,613)	(327,397)	(450,480)	(876,490)	27.73
Outstanding at 31 March 2022	414,675	291,704	494,033	1,200,412	27.83

Assumptions Used for Restricted Stock Grants
The following table includes the assumptions used for RSU grants (market condition) valued:

Vesting Condition:	Market	Market	Market	Market
	FY22	FY22	FY21	FY21
Date of grant	27 Aug 2021	9 Sep 2021	15 Sep 2020	5 Nov 2020
Dividend yield (per annum)	2.0%	2.0%	—%	1.3%
Expected volatility	40.0%	40.2%	39.2%	40.1%
Risk free interest rate	0.4%	0.4%	0.2%	0.2%
Expected life in years	3.0	2.9	2.9	2.8
JHX stock price at grant date (A$)	52.66	52.12	30.33	37.24
Number of restricted stock units	130,513	92,956	167,491	127,083

Cash Settled Units Activity	The following represents the activity related to the CSUs:

	FY22	FY21
Granted	423,051	571,132
Vested	433,872	377,506
Cancelled	1,292,934	607,253